Document and Entity Information	12 Months Ended
Mar. 31, 2019 shares
Document And Entity Information [Abstract]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Trading Symbol	CGC
Entity Registrant Name	CANOPY GROWTH CORPORATION
Entity Central Index Key	0001737927
Current Fiscal Year End Date	--03-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Common Stock Shares Outstanding	337,510,408